PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

February 11, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497 Filing for Prudential Investment Portfolios, Inc. 10

Registration numbers 333-119741 and 811-08085

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497(e) containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 1, 2011, to the Prospectus, dated January 14, 2011 for the Prudential Investment Portfolios, Inc. 10 (SEC accession number 0000067590-11-000055). The purpose of the filing is to submit the 497(e) filing dated February 1, 2011 in XBRL for the Fund.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary